Assumptions Used in Accounting for Pension Plan (Detail) - Pension		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	8.00%	9.00%	8.10%
Discount rate - net periodic benefit cost	[1]	8.00%	9.00%	8.10%
Rate of increase in compensation levels of covered employees		8.00%	8.50%	8.50%
Rate of return on plan assets		8.00%	8.00%	8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.